9 - SUBSEQUENT EVENTS (Details Narrative) (USD $)			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Subsequent Event [Member]	Mar. 30, 2014 Subsequent Event [Member] Igwealor [Member]	Dec. 30, 2013 American Community Capital [Member]	Jan. 12, 2014 American Community Capital [Member] Subsequent Event [Member]	Apr. 30, 2013 Kareem Davis [Member]	Jun. 16, 2014 Kareem Davis [Member] Subsequent Event [Member]	Mar. 30, 2014 Kareem Davis [Member] Subsequent Event [Member]	Jun. 16, 2014 Roy Watson [Member] Subsequent Event [Member]	Mar. 30, 2014 Roy Watson [Member] Subsequent Event [Member]	Dec. 30, 2012 Los Angeles Community Capital [Member]	Jun. 16, 2014 Los Angeles Community Capital [Member] Subsequent Event [Member]	Dec. 30, 2013 Goldstein Franklin [Member]	Dec. 30, 2012 Goldstein Franklin [Member]	Jun. 16, 2014 Goldstein Franklin [Member] Subsequent Event [Member]	Dec. 30, 2013 Poverty Solutions [Member]	Dec. 30, 2012 Poverty Solutions [Member]	Jun. 16, 2014 Poverty Solutions [Member] Subsequent Event [Member]	Dec. 30, 2013 Igwealor [Member]	Dec. 30, 2012 Igwealor [Member]	Jun. 16, 2014 Igwealor [Member] Subsequent Event [Member]	Jun. 16, 2014 Dr Solomon [Member] Subsequent Event [Member]	Jun. 16, 2014 Dr Solomon Two [Member] Subsequent Event [Member]	Dec. 30, 2013 Poverty Solution Two [Member]	Jun. 16, 2014 Poverty Solution Two [Member] Subsequent Event [Member]	Jun. 16, 2014 Igwealor Two [Member] Subsequent Event [Member]	Dec. 30, 2013 American Bio [Member]	Jun. 16, 2014 American Bio [Member] Subsequent Event [Member]	Jun. 16, 2014 Azuka Uzoh [Member] Subsequent Event [Member]	Jun. 16, 2014 Cherokee Lavalley [Member] Subsequent Event [Member]	Jun. 16, 2014 Life Is Networking Knowledge [Member] Subsequent Event [Member]	Jun. 16, 2014 Perpetual Emeana [Member] Subsequent Event [Member]	Jun. 16, 2014 Godwin Obele [Member] Subsequent Event [Member]	Jun. 16, 2014 Pink Lotus Healthcare [Member] Subsequent Event [Member]	Jun. 16, 2014 Tahir Wilson [Member] Subsequent Event [Member]	Jun. 16, 2014 Martin Nwaege [Member] Subsequent Event [Member]	Jun. 16, 2014 Justin Hillian [Member] Subsequent Event [Member]	Jun. 16, 2014 Chinazor Ezembaji [Member] Subsequent Event [Member]	Jun. 16, 2014 Emeka Gabriel Okeke [Member] Subsequent Event [Member]	Jun. 16, 2014 Tony Luu [Member] Subsequent Event [Member]
Shares issued			75,376,000	2,500,000	1,000,000	10,000,000	1,000,000	500,000	500,000	100,000	100,000	1,000,000	2,000,000	1,000,000	1,000,000	1,000,000			2,000,000	10,000,000		17,500,000	500,000	500,000		267,400	76,600	1,000,000	350,000	500,000	500,000	100,000	10,000	10,000	100,000	100,000	100,000	500,000	200,000	200,000	20,000
Par value per share	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Value of shares issued	$ 3,166	$ 1,217															$ 3,438	$ 1,528			$ 145			$ 5,000	$ 1,500	$ 2,674	$ 766		$ 3,500
Price per share																								$ 0.01		$ 0.01	$ 0.01		$ 0.01
Shares issued for period			40,234,000